Intangible Asset	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset

NOTE 7 – INTANGIBLE ASSET

At December 31, 2019 and 2018, intangible asset consisted of the following:

	Useful life	December 31, 2019	December 31, 2018
Customer relationship	5 year	$-	$5,235,515
Less: accumulated amortization		-	(567,181)
		$-	$4,668,334

For the years ended December 31, 2019 and 2018, amortization of intangible assets amounted to $826,074 and $567,181, respectively.

During the year ended December 31, 2019, the Company conducted an impairment assessment on intangible assets based on the guidelines established in ASC Topic 360 to determine the estimated fair market value of intangible assets as of December 31, 2019. Such analysis considered future cash flows and other industry factors. Upon completion of this impairment analysis, the Company determined that the carrying value exceeded the fair market value of intangible assets. Accordingly, in connection with the impairment of such intangible assets, the Company recorded an impairment charge of $3,842,259 for the year ended December 31, 2019, which was included in operating expenses on the accompanying consolidated statements of operations.